Other assets (Tables)	12 Months Ended
Mar. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Other Assets

Other assets consists of the following:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Prepaid income taxes	307	593	7.9
Derivative asset (Note 23)	2,220	6,292	83.5
Interest receivable on term deposits	67	95	1.3
Security deposits	402	411	5.5
Land use rights (1)	330	—	—
Contract acquisition cost	152	147	1.9
Unbilled receivables	124	196	2.6
Prepaid debt financing cost	594	364	4.8
Other	72	17	0.2
Total	4,268	8,115	107.7

(1) Land use rights have been reclassified to Right-of-use assets on adoption of ASC Topic 842 effective from April 1, 2019. Refer note 2(k) and note 18.